Accounts Receivable, Net (Tables)	3 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	March 31, 2026	December 31, 2025
Accounts receivable	$15,259,069	$11,253,459
Less: expected credit losses	—	—
Accounts receivable, net	$15,259,069	$11,253,459